Credit risk	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Credit risk
Credit risk

H—Credit risk

        The Company's oil and natural gas sales are to a variety of purchasers, including intrastate and interstate pipelines or their marketing affiliates and independent marketing companies. The Company's joint operations accounts receivable are from a number of oil and natural gas companies, partnerships, individuals and others who own interests in the properties operated by the Company. Management believes that any credit risk imposed by a concentration in the oil and natural gas industry is offset by the creditworthiness of the Company's customer base and industry partners. The Company routinely assesses the recoverability of all material trade and other receivables to determine collectability.

        The Company uses derivative instruments to hedge its exposure to oil and natural gas price volatility and its exposure to interest rate risk associated with the Senior Secured Credit Facility. These transactions expose the Company to potential credit risk from its counterparties. In accordance with the Company's standard practice, its derivative instruments are subject to counterparty netting under agreements governing such derivatives and therefore, the credit risk associated with its derivative counterparties is somewhat mitigated. See Note F for additional information regarding the Company's derivative instruments.

I—Credit risk

        The Company's oil and natural gas sales are to a variety of purchasers, including intrastate and interstate pipelines or their marketing affiliates and independent marketing companies. The Company's joint operations accounts receivable are from a number of oil and natural gas companies, partnerships, individuals and others who own interests in the properties operated by the Company. Management believes that any credit risk imposed by a concentration in the oil and natural gas industry is offset by the creditworthiness of the Company's customer base and industry partners. The Company routinely assesses the recoverability of all material trade and other receivables to determine collectability.

        The Company uses derivative instruments to hedge its exposure to oil and natural gas price volatility and its exposure to interest rate risk associated with the credit facilities (as described in Note C). These transactions expose the Company to potential credit risk from its counterparties. In accordance with the Company's standard practice, its derivative instruments are subject to counterparty netting under agreements governing such derivatives and therefore, the credit risk associated with its derivative counterparties is somewhat mitigated. See Note G for additional information regarding the Company's derivative instruments.

        For the year ended December 31, 2011, the Company had three customers that accounted for 36.1%, 16.2% and 12.9% of total revenues, with the same three customers accounting for 31.6%, 13.9% and 15.9% and another customer accounting for 11.0% of oil and natural gas sales accounts receivable as of December 31, 2011. For the year ended December 31, 2010, the Company had three customers that accounted for 33.1%, 19.0%, and 14.5% of total revenues, with the same three customers accounting for 41.3%, 16.2%, and 14.0% of oil and natural gas sales accounts receivable as of December 31, 2010. For the year ended December 31, 2009, the Company had three customers that accounted for 35.8%, 13.7% and 11.7% of total revenues, with two of these customers accounting for 42.7% and 16.9% of oil and natural gas sales accounts receivable as of December 31, 2009.

        For the year ended December 31, 2011, three partners' joint operations accounts receivable accounted for 30.4%, 17.4% and 16.1% of the Company's total joint operations accounts receivable. For the year ended December 31, 2010, two partners' joint operations accounts receivable accounted for 76.5% and 11.4% of the Company's total joint operations accounts receivable.

        The Company's cash balances are insured by the FDIC up to $250,000 per bank. The Company had a cash balance on deposit with a certain bank in the credit facilities bank group at December 31, 2011, which exceeded the balance insured by the FDIC in the amount of $54.7 million. Management believes that the risk of loss is mitigated by the bank's reputation and financial position.